Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2024	2023	2022
Profit/(loss) for the period used for calculation of EPS - basic	$181,377	$161,353	$61,520
Profit/(loss) for the period used for calculation of EPS - dilutive	$181,377	$161,353	$61,520

Basic earnings per share:
Weighted average shares outstanding - basic	161,354,507	162,178,499	164,692,954

Diluted earnings per share:
Weighted average shares outstanding - basic	161,354,507	162,178,499	164,692,954
Dilutive equity awards	87,274	178,236	157,137
Weighted average shares outstanding - dilutive	161,441,782	162,356,735	164,850,091